Earnings Per Share Attributable to Ordinary Equity Holders of the Parent	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Ordinary Equity Holders of the Parent
10.	EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
The Company’s ordinary shares are divided into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof.
The basic earnings per share attributable to Class A ordinary equity holders and Class B ordinary equity holders are calculated by dividing the profit for the year attributable to Class A ordinary equity holders and Class B ordinary equity holders of the parent by the number of Class A ordinary shares and Class B ordinary shares, respectively.
For the year ended December 31, 2021 and 2022, the computation of diluted earnings per share has not taken into account the effect of convertible bond which is anti-dilutive.
No diluted earnings per share for the year ended December 31, 2023 were presented as there was no potential ordinary shares in issue during the year.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
Basic and diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class A	38,558	65,527	76,720

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class B	102,487	76,206	57,716

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	62,327,851	138,490,789	206,965,601

Weighted average number of Class B ordinary shares outstanding—basic	165,665,944	160,959,872	155,698,533

Basic earnings per share (US$) Class A	0.62	0.47	0.37

Basic earnings per share (US$) Class B	0.62	0.47	0.37

Other than disclosed above and disclosed elsewhere in these consolidated financial statements, there are no other outstanding potential dilutive shares in issue.